Income Taxes - Schedule of unrecognized tax benefits (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Balance at beginning of year	¥ 41,437	¥ 34,763	¥ 35,774
Increases based on tax positions related to the current period	6,791	5,076	2,446
Increases based on tax positions related to the prior periods	866	608
Decreases based on tax positions related to the prior periods			(2,629)
Decreases related to lapse of the applicable statute of limitations		(3,812)	(4,038)
Exchange rate fluctuations	(632)	4,802	3,210
Balance at end of year	¥ 48,462	¥ 41,437	¥ 34,763